FURNITURE AND EQUIPMENT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Office furniture and equipment		$ 78,535	$ 42,862
Less: accumulated depreciation		(31,641)	(17,312)
Furniture and equipment, net	$ 42,756	$ 46,894	$ 25,550